Annual Total Returns[BarChart] - Nasdaq-100 Index Fund - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	2.96%	17.94%	36.23%	18.69%	9.19%	6.77%	32.29%	(0.63%)	38.66%	47.94%